Consolidated statement of changes in equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Effect of transactions relating to non-controlling interests	$ (310)	[1],[2]
Non-controlling interests
Effect of transactions relating to non-controlling interests	(278)	[1],[2]
Athene | Non-controlling interests
Effect of transactions relating to non-controlling interests	$ (278)

[1]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[2]	The $(278) million in 2021 related to the derecognition of Athene's non-controlling interest upon the demerger of Jackson